Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000318192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
NORTHEAST INVESTORS GROWTH FUND INC
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Northeast Investors Growth Fund (the “Fund”) is a no-load fund whose investment objective is to produce long-term capital appreciation for its shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you purchase and hold shares of the Fund. Future expenses may be greater or less.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. These companies are typically recognizable to the consumer in terms of their brand. There is often a strong correlation between the company’s reputation and the public’s willingness to consume their product or service. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

The investment policy allows the Fund to achieve its objective through the purchase of common stocks of both domestic companies and foreign companies in the form of ADRs. However, the Fund does not intend on investing more than 10% of its net assets in ADRs.

Management will determine when to buy and sell securities for the Fund based on each security's relative attractiveness in light of the Fund's primary objective of producing long-term capital appreciation.

The Fund primarily invests in growth stocks which are typically companies that are perceived to have the potential for experiencing faster growth as measured by revenues, earnings or cash flow. Growth stocks, for example, tend to have above market price-to-earnings ratios. Growth-oriented companies are often likely to reinvest profits in expansion projects or acquisitions rather than pay dividends. The Fund does not focus on value stocks which are typically companies that are perceived to be undervalued. In general, value funds focus on perceived safety rather than growth and as a result, produce more income through dividends.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General: Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment and that you may lose money. Therefore, you should carefully evaluate the risks before you invest in the Fund.

Events in the financial markets have resulted in – and may again in the future cause – increased volatility. In addition, investments which were traditionally liquid may experience periods of diminished liquidity. Due to the interdependence among markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, governmental and regulatory responses to market events may impair the Fund’s ability to pursue certain investment techniques or strategies or may have unexpected consequences on particular markets or issuers.

Equity Securities and Stock Market Risk: Because the Fund invests primarily in common stocks, the value of your investment has the potential to decrease in response to changes in investor perception or to developments in economic, political, regulatory, issuer or market conditions, here or abroad. Different market sectors and different types of equity securities can react differently to these changing conditions. Historically, the performance of the stock market has been more volatile than the performance of the bond market. If a company is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. In addition, equity securities move in cycles with periods of rising prices and periods of falling prices. Investing in common stocks and other equity securities is generally considered to be riskier than investing in fixed income securities.

Portfolio Risk: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries in which the Fund is invested, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the companies or industries that are being affected.

"Growth Stock" Volatility Risk: Growth stocks can perform differently and be more volatile than other types of stocks and the market as a whole. Growth stocks may be more sensitive to changes in revenues or earnings news than other types of stocks.

Foreign Securities Risk: Investing in foreign securities typically involves more risk than investing in U.S. securities. There is a chance that world events will adversely affect the value of securities issued by companies in foreign countries. Some of the additional risks include risks related to currency exchange rates as well as unfavorable political, economic or governmental developments.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Cybersecurity Risk: The attempted theft, loss, misuse or unauthorized access to confidential data related to the Fund or its shareholders has the ability to cause disruptions in the Fund’s operations and may result in financial losses to the Fund and its shareholders. While measures have been developed to reduce the risks associated with such breaches or failures, there is no guarantee that those measures will be effective.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 7 of the Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment and that you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Best quarter: 2nd Quarter 2009, up 14.00%

Worst Quarter: 4th Quarter 2008, down 22.79%

The following table shows the average annual total returns of the Fund compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for the Periods Ended December 31, 2016:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The unmanaged Standard & Poor's 500 IndexTM is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Keep in mind that past performance - whether before taxes or after taxes – does not guarantee future results.

NORTHEAST INVESTORS GROWTH FUND INC | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTHFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Wire Transfer Fee	rr_ShareholderFeeOther	$ 10
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
One Year	rr_ExpenseExampleYear01	$ 146
Three Years	rr_ExpenseExampleYear03	452
Five Years	rr_ExpenseExampleYear05	781
Ten Years	rr_ExpenseExampleYear10	$ 1,711
Annual Return 2007	rr_AnnualReturn2007	13.90%
Annual Return 2008	rr_AnnualReturn2008	(41.61%)
Annual Return 2009	rr_AnnualReturn2009	29.05%
Annual Return 2010	rr_AnnualReturn2010	16.38%
Annual Return 2011	rr_AnnualReturn2011	(7.84%)
Annual Return 2012	rr_AnnualReturn2012	12.42%
Annual Return 2013	rr_AnnualReturn2013	26.11%
Annual Return 2014	rr_AnnualReturn2014	5.47%
Annual Return 2015	rr_AnnualReturn2015	4.41%
Annual Return 2016	rr_AnnualReturn2016	4.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	10.26%
10 Years	rr_AverageAnnualReturnYear10	4.14%
NORTHEAST INVESTORS GROWTH FUND INC | After Taxes on Distributions | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.03%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	2.69%
NORTHEAST INVESTORS GROWTH FUND INC | After Taxes on Distributions and Sales | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	3.26%
NORTHEAST INVESTORS GROWTH FUND INC | Standard & Poor's 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.95%	[1]

[1]	The unmanaged Standard & Poor's 500 IndexTM is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.